Bank loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank loans

11	Bank loans

The Company has a five-year S$100,000 unsecured fixed rate bank loan which expires in January 2026. The bank loan carries an interest rate of 2.5% per annum. The bank loan has been fully repaid in January 2026.

In November 2024, the Company has secured another five-year S$200,000 unsecured fixed rate bank loan which expires in November 2029. The bank loan carries an interest rate of 8.0% per annum.

At December 31, 2024 and 2025, the carrying amount of the bank loans were S$218,978 and S$164,929 (US$128,220), respectively. Interest expenses for the years ended December 31, 2023, 2024 and 2025 are S$727, S$1,783 and S$14,724 (US$11,447), respectively.

The maturities schedule is as follows:

	Maturities schedule
	2025	2025
Year ending December 31,	S$	US$
2026	38,728	30,108
2027	40,022	31,114
2028	43,344	33,697
2029	42,835	33,301

Total	164,929	128,220
Less: current portion	(38,728)	(30,108)
Long-term portion	126,201	98,112

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS